INCOME TAX	12 Months Ended
Jul. 31, 2016
Notes to Financial Statements
Note 8 - Income Tax

The Company’s deferred tax assets, and valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Year Ended	Estimated NOL Carry-Forward $	NOL expires	Estimated Tax Benefit from NOL (2) $	Valuation Allowance from NOL Benefit $	Net Tax Benefit
2007	22,659	2027	7,704	(7,704)	-
2008	57,226	2028	19,456	(19,456)	-
2009	36,149	2029	12,291	(12,291)	-
2010	24,511	2030	8,334	(8,334)	-
2011	229,394	2031	77,994	(77,994)	-
2012	103,503	2032	35,191	(35,191)	-
2013	164,675	2033	55,990	(55,990)	-
2014	23,158	2034	7,874	(7,874)	-
2015	62,213	2035	21,152	(21,152)	-
2016 (1)	1,062,263	2036	361,169	(361,169)
Total	1785,751		607,155	(607,155)	-

_________

(1)	Net loss for year $25,785,792 less permanent difference of $23,500,000 due to write down in investment in Flex Mining Ltd. and non-deductible changes in derivative valuation of $1,223,529 resulting in approximate NOL of $1,062,263.
(2)	The total losses carried forward to July 31, 2016 was $1,785,751. The total amount of loss available for valuation allowance as of July 31, 2016 was $607,155. With an average tax rate of 34%, the estimated valuation allowance is $607,155.

As of July 31, 2016, and 2015, the Company has no unrecognized income tax benefits. The Company’s policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense. No interest or penalties have been recorded during the years ended July 31, 2016, and 2015 and no interest or penalties have been accrued as of July 31, 2016 and 2015.

The tax years from 2009 and forward have not been filed and remain open to examination by federal and state authorities due to net operating loss and credit carryforwards. The Company is currently not under examination by the Internal Revenue Service or any other taxing authorities.

On July 15, 2016, upon completion of processing from the Financial Industry Regulatory Authority (FINRA), Gold Lakes Corp. (the "Company") effected a 3 for 1 forward stock split by way of a stock dividend, of all of its issued and outstanding shares of common stock (the "Stock Split"). The Stock Split increases the number of the Company's issued and outstanding common stock to 103,096,935 shares,. The Stock Split did not affect the number of the Company's authorized common stock or its par value, which remain at 500,000,000 and $0.001 par value per share, respectively.